QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
 Investment Company Act file number

WORLD FUNDS TRUST
 (Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
 (Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
 Registrant’s telephone number, including area code:

Date of fiscal year end: 10/31

Date of reporting period: 01/31/2015

ITEM 1. SCHEDULE OF INVESTMENTS

BIG 4 ONEFUND
SCHEDULE OF INVESTMENTS
January 31, 2015
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	27.20%

	BIOTECHNOLOGY	0.25%
392	Prothena Corp. PLC		$8,871

	CASINO SERVICES	1.14%
272	Wynn Resorts LTD		40,242

	CONSTRUCTION & MINING	1.08%
193	Quanta Services Inc.		5,111
1,312	US Silica Holdings Inc.		33,062

			38,173

	ELECTRONIC	0.25%
534	Vishay Precision Group		8,886

	ENERGY	0.28%
300	Abengoa Yield PLC		9,876

	FINANCIAL SERVICES	4.46%
3,146	Fifth Street Finance Corp.		24,665
99	Gatx Corp.		5,658
5,828	Kcap Financial Inc.		38,698
260	Mastercard		21,328
4,746	MVC Capital Inc.		44,992
86	Visa Inc -Class A		21,922

			157,263

	FOOD	0.32%
237	Post Holdings Inc.		11,198

	INSURANCE	1.26%
308	Berkshire Hathaway B New		44,324

	INVESTMENTS	1.48%
1,590	Ares Capital Corp.		26,474
882	Main Street Capital Corp.		25,569

			52,043

	MANUFACTURING	0.39%
115	Hyster-Yale Materials Handling Class A		7,205
220	Kapstone Paper		6,571

			13,776

	MEDIA	1.24%
52	Google Inc. Class C		27,795
248	Liberty Media Corp. A		8,444
953	Phoenix New Media LTD ADR		7,319

			43,558

	MEDICAL	0.18%
1,965	Harvard Apparatus Regenerative		6,386

	MORTGAGE	3.07%
448	Altisource Residential Corp.		8,068
2,185	Blackstone Mortgage Trust Class A		63,802
3,547	Two Harbors Investment Corp.		36,605

			108,475

BIG 4 ONEFUND
SCHEDULE OF INVESTMENTS
January 31, 2015
(unaudited)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	OIL & GAS	3.74%
383	Cheniere Energy Inc.		27,339
2,548	Kinder Morgan Inc.		104,595

			131,934

	REAL ESTATE	1.35%
225	Alexander & Baldwin		8,609
338	Texas Pacific Land Trust		39,056

			47,665

	RETAIL	0.27%
159	Fiesta Restaurant Group		9,392

	SEMICONDUCTORS	0.21%
741	ON Semiconductor CRP		7,417

	TRANSPORTATION	2.90%
475	Norfolk Southern Corp.		48,436
70	Ryder System Inc.		5,795
411	Union Pacific Corp.		48,173

			102,404

	UTILITIES	1.46%
918	American Water Works Co. Inc.		51,537

	WIRELESS	1.87%
421	American Tower Corp.		40,816
289	Crown Castle International Corp.		25,001

			65,817

	TOTAL COMMON STOCKS	27.20%	959,237

	EXCHANGE TRADED FUNDS	15.15%

	BROAD MARKET	9.67%
3,308	Vanguard US Total Stock Market		341,055

	EMERGING MARKET	0.46%
538	Ishares MSCI Frontier 100		16,081

	LARGE CAP VALUE	3.91%
754	Vanguard S&P 500 ETF		137,974

	REAL ESTATE	1.12%
951	Schwab US REIT ETF		39,505

	TOTAL EXCHANGE TRADED FUNDS	15.15%	534,615

	LIMITED PARTERNSHIP FUNDS	21.96%

	Oil & GAS	18.21%
423	Crestwood Midstream Partners		6,497
2,346	Enlink Midstream Partners LP		67,283
1,153	Plains All American Pipeline LP		57,177
1,518	Rose Rock Midstream LP		64,758
924	Shell Midstream Partners LP		36,978
1,377	Tallgrass Energy Partners LP		67,693
1,059	Tesoro Logisticks LP		58,256
3,583	USA Compression Partners LP		61,878
1,458	Williams Partners LP		61,834
1,158	Access Midstream Partners LP		59,927
1,021	Dominion Midstream Partners		35,582
1,879	Enterprise Products Partners		64,713

			642,576

BIG 4 ONEFUND
SCHEDULE OF INVESTMENTS
January 31, 2015
(unaudited)
Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	PRIVATE EQUITIES	1.17%
1,110	The Blackstone Group LP		41,447

	REFINING & MARKETING	2.57%
2,847	Northern Tier Energy LP		61,410
583	Emerge Energy Services LP		29,267

			90,677

	TOTAL LIMITED PARTNERSHIP FUNDS	21.96%	774,700

	MUTUAL FUNDS	35.21%

	AGGREGATE BOND	0.82%
2,652	Rivernorth/DoubleLine Strategic Income Fund		$28,805

	BROAD MARKET BLEND	8.22%
7,363	DFA US Core Equity 1 Portfolio		127,827
10,164	DFA US Vector Equity Portfolio		162,015

			289,842

	EMERGING MARKET	4.88%
4,436	DFA Emergining Markets Value		113,283
2,906	DFA Emergining Markets Small Cap		58,735

			172,018

	FOREIGN BLEND	5.75%
9,728	DFA International Core Equity		113,427
4,844	DFA International Small Cap Value Portfolio		89,523

			202,950

	INCOME & CAPITAL APPRECIATON	0.80%
1,190	Invesco Convertible Securities Fund		28,198

	LARGE CAP VALUE	3.20%
3,500	DFA US Large Cap Value Portfolio		113,050

	LONG TERM CAPITAL APPRECIATION	0.79%
1,546	Matthews Asian Growth and Income Fund		27,858

	REAL ESTATE	1.00%
3,155	DFA International Real Estate SEC		17,161
517	DFA Real Estate SECS Port		18,265

			35,426

	SMALL CAP BLEND	9.75%
4,142	DFA US Micro Cap Portfolio		76,302
3,849	DFA US Small Cap Portfolio		114,929
4,598	DFA US Small Cap Value Portfolio		152,850

			344,081

	TOTAL MUTUAL FUNDS	35.21%	1,242,228

BIG 4 ONEFUND
SCHEDULE OF INVESTMENTS
January 31, 2015
(unaudited)
Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MONEY MARKET FUND	1.80%
63,470	Fidelity Institutional Money Market Fund 0.07%*		63,470

	TOTAL INVESTMENTS	101.32%	3,574,250
	Liabilities, net of other assets	-1.32%	(46,478)

	NET ASSETS	100.00%	$3,527,772

* Effective 7 day yield as of January 31, 2015.

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2015:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$ 959,237	-	-	$ 959,237
Exchange Traded Funds	534,615	-	-	534,615
Limited Partnership Funds	774,700	-	-	774,700
Mutual Funds	1,242,228	-	-	1,242,228
Money Market	63,470	-	-	63,470

	$3,574,250	-	-	$3,574,250

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2015.

At January 31, 2015 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $3,694,762 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$38,063
Gross unrealized depreciation	(222,045)

Net unrealized depreciation	$(183,982)

ITEM 2. CONTROLS AND PROCEDURES.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

  99.1 Certification of Principal Executive Officer

  99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ John Pasco, III John Pasco, III Principal Executive Officer

Date:	March 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John Pasco, III John Pasco, III Principal Executive Officer

Date:	March 26, 2015

By:	/s/ Karen Shupe Karen Shupe Principal Financial Officer

Date:	March 26, 2015